Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Expenses

9. Expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Selling and marketing expenses	24,853	24,978	26,086
Research and development expenses	31,668	35,672	34,387
General and administrative expenses	93,747	88,946	85,747
Total Expenses	150,268	149,596	146,220

Selling and marketing expenses are mainly related to personnel expenses for the sales organizations and to business development and events costs, travel expenses and other marketing strategic consultancies. They also include net accruals of the provision for bad and doubtful debts for EUR 65 thousand (respectively EUR 682 thousand net accrual in 2023 and EUR 759 thousand net release in 2022).

Research and development expenses include costs for research and development activities to support the innovation of our products and components.

General and administrative expenses consists mainly of personnel expenses for administrative functions, consultancies, directors' compensation, insurance costs (such as Directors & Officers insurance), IT expenses (such as licenses) and rental fees.